Related Party Transactions - Significant transactions with related parties (Details) - Related Party - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tencent Group
Related Party Transactions
Services purchased	¥ 25,858	¥ 28,822	¥ 137,715
Services provided	16,500	29,174	25,741
Kuaishou Group
Related Party Transactions
Services purchased	60,112	10,837	14,373
Services provided	11,658	5,437	¥ 14,779
BRTS
Related Party Transactions
Services purchased	5,660
Mianbi
Related Party Transactions
Services provided	¥ 2,672	¥ 536